Long-Term Debt - Additional Information (Details) - Partnership's Loan Agreements [Member] - London Interbank Offered Rate (LIBOR) [Member]	12 Months Ended
Dec. 31, 2021
Minimum
Long-Term Debt
Long-term debt, fixed margin percentage	1.75%
Maximum
Long-Term Debt
Long-term debt, fixed margin percentage	2.40%